Stock Options (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Option Valuation Assumptions

A summary of the activity in the Plan follows:

	2011	2010
Expected volatility	33.4% - 38.5%	26.94%
Weighted-average volatility	35.9%	26.94%
Expected dividends	0.00%	0.00%
Expected term (in years)	5	5
Risk-free rate	0.91% - 1.49%	1.41% - 1.55%

Schedule of Stock Option Activity

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended, is presented below:

	2011
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	32,730	$20.02
Granted	1,000	3.23
Exercised	—	—
Forfeited or expired	(1,400)	24.00

Outstanding, end of year	32,330	$19.36	4.65	—

Exercisable, end of year	12,740	$20.00	3.39